Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 7,163,000	$ 5,553,000
Past due 90 days or more and still accruing	669,000	159,000
Non- Accrual	6,056,000	3,181,000
Total Past Due and Non- Accrual	13,888,000	8,893,000
Total Loans	704,532,000	579,623,000
Real Estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	428,000	478,000
Past due 90 days or more and still accruing	0	0
Non- Accrual	2,747,000	212,000
Total Past Due and Non- Accrual	3,175,000	690,000
Total Loans	84,935,000	67,287,000
Real Estate-mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	3,208,000	4,696,000
Past due 90 days or more and still accruing	208,000	143,000
Non- Accrual	2,164,000	2,453,000
Total Past Due and Non- Accrual	5,580,000	7,292,000
Total Loans	256,406,000	202,343,000
Real Estate-nonfarm nonresidential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	3,408,000	252,000
Past due 90 days or more and still accruing	461,000	0
Non- Accrual	1,102,000	507,000
Total Past Due and Non- Accrual	4,971,000	759,000
Total Loans	238,602,000	212,388,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	29,000	12,000
Past due 90 days or more and still accruing	0	0
Non- Accrual	5,000	9,000
Total Past Due and Non- Accrual	34,000	21,000
Total Loans	106,109,000	81,792,000
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	90,000	115,000
Past due 90 days or more and still accruing	0	16,000
Non- Accrual	38,000	0
Total Past Due and Non- Accrual	128,000	131,000
Total Loans	$ 18,480,000	$ 15,813,000